Income Taxes - Income Before Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. income before tax			$ 934	$ 262	$ 181
Foreign income before tax			(378)	271	152
Income from continuing operations before income taxes	$ 110	$ 70	$ 556	$ 533	$ 333